Capital Management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Additional Information [Abstract]
Disclosure of Reconciliation Of Net Debt

	US Dollars
Figures in millions	2017	2016	2015

Borrowings (note 25)	2,268	2,178	2,737
Corporate office lease (note 25)	(15)	(15)	(15)
Unamortised portion of the convertible and rated bonds	18	23	21
Cumulative fair value adjustment on $1.25bn bonds	—	—	(9)
Cash restricted for use (note 21)	(65)	(55)	(60)
Cash and cash equivalents (note 22)	(205)	(215)	(484)
Net debt	2,001	1,916	2,190
The Adjusted EBITDA calculation included in this note is based on the formula included in the Revolving Credit Facility Agreements for compliance with the debt covenant formula.
Adjusted EBITDA
Profit (loss) before taxation	(63)	269	257
Add back:
Finance costs and unwinding of obligations (note 7)	169	180	245
Interest received (note 3)	(15)	(22)	(28)
Amortisation of tangible and intangible assets (note 4)	823	809	777
Adjustments:
Exchange loss	11	88	17
Fair value adjustment on issued bonds	—	(9)	(66)
Impairment and derecognition of assets	297	3	14
Impairment of other investments	3	—	—
Write-down of inventories	3	12	10
Retrenchments costs	90	14	14
Care and maintenance costs (note 5)	62	70	67
Net profit on disposal of assets	(8)	(4)	(1)
(Gain) loss on unrealised non-hedge derivatives and other commodity contracts	(10)	(18)	7
Repurchase premium and cost on settlement of issued bonds	—	30	61
Associates and joint ventures’ special items	(2)	(11)	(9)
Associates and joint ventures’ – adjustments for amortisation, interest, taxation and other	116	137	107
Other amortisation	7	—	—
Adjusted EBITDA (as defined in the Revolving Credit Facility Agreements)	1,483	1,548	1,472
Gearing ratio (Net debt to Adjusted EBITDA)	1.35:1	1.24:1	1.49:1
Maximum debt covenant ratio allowed per agreement	3.5:1	3.5:1	3.5:1

Disclosure of Reconciliation Of Profit (Loss) Before Taxation To Adjusted EBITDA
Gearing ratio (Net debt to Adjusted EBITDA)

	US Dollars
Figures in millions	2017	2016	2015

Borrowings (note 25)	2,268	2,178	2,737
Corporate office lease (note 25)	(15)	(15)	(15)
Unamortised portion of the convertible and rated bonds	18	23	21
Cumulative fair value adjustment on $1.25bn bonds	—	—	(9)
Cash restricted for use (note 21)	(65)	(55)	(60)
Cash and cash equivalents (note 22)	(205)	(215)	(484)
Net debt	2,001	1,916	2,190
The Adjusted EBITDA calculation included in this note is based on the formula included in the Revolving Credit Facility Agreements for compliance with the debt covenant formula.
Adjusted EBITDA
Profit (loss) before taxation	(63)	269	257
Add back:
Finance costs and unwinding of obligations (note 7)	169	180	245
Interest received (note 3)	(15)	(22)	(28)
Amortisation of tangible and intangible assets (note 4)	823	809	777
Adjustments:
Exchange loss	11	88	17
Fair value adjustment on issued bonds	—	(9)	(66)
Impairment and derecognition of assets	297	3	14
Impairment of other investments	3	—	—
Write-down of inventories	3	12	10
Retrenchments costs	90	14	14
Care and maintenance costs (note 5)	62	70	67
Net profit on disposal of assets	(8)	(4)	(1)
(Gain) loss on unrealised non-hedge derivatives and other commodity contracts	(10)	(18)	7
Repurchase premium and cost on settlement of issued bonds	—	30	61
Associates and joint ventures’ special items	(2)	(11)	(9)
Associates and joint ventures’ – adjustments for amortisation, interest, taxation and other	116	137	107
Other amortisation	7	—	—
Adjusted EBITDA (as defined in the Revolving Credit Facility Agreements)	1,483	1,548	1,472
Gearing ratio (Net debt to Adjusted EBITDA)	1.35:1	1.24:1	1.49:1
Maximum debt covenant ratio allowed per agreement	3.5:1	3.5:1	3.5:1